December 29, 2008
VIA EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Fixed Income SHares (the “Trust”) (File Nos. 333-92415 and 811-9721) -
1940 Act Amendment No. 25; 1933 Act Post-Effective Amendment No. 21
Ladies and Gentlemen:
Pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”), the Trust is filing today with the Securities and Exchange Commission, by electronic submission via EDGAR, Post-Effective Amendment No. 21 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).
In addition to Part C and other ancillary items, the Amendment includes the following documents:
1.	Prospectus for FISH: Series C, FISH: Series M, FISH: Series R and FISH: Series H, each an existing series of the Trust (collectively, “Series C/M/R/H”); and

2.	Statement of Additional Information of the Trust pertaining to Series C/M/R/H.
The Amendment relates solely to Series C/M/R/H, which comprise four of the five existing series of the Trust, and no information contained in the Amendment is intended to supersede or amend any disclosure in the Trust’s Registration Statement relating to any other series of the Trust.
The Amendment is being filed in connection with the Trust’s annual update of its Registration Statement, and incorporates certain changes to the investment strategies of FISH Series C and M.
No fees are required in connection with this filing. Please direct any questions concerning this filing to me at (212) 739-3222.
Very truly yours,
/s/ Mary Constantino
Mary Constantino

cc:	Brian S. Shlissel
Lawrence Altadonna
Thomas J. Fuccillo David C. Sullivan, Esq.
Patricia C. Sandison, Esq.